Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

 NOTE 10:     INCOME TAXES

As of December 31, 2013 and 2012, retained earnings included approximately $5,075,000 for which no deferred income tax liability has been recognized. This amount represents an allocation of income to bad debt deductions for tax purposes only. Reduction of amounts so allocated for purposes other than tax bad debt losses or adjustments arising from carryback of net operating losses would create income for tax purposes only, which would be subject to the then current corporate income tax rate. The unrecorded deferred income tax liability on the above amount was approximately $1,878,000 as of both December 31, 2013 and 2012.

The provision (credit) for income taxes consists of:

	Years Ended December 31,
	2013	2012	2011

Taxes currently payable (receivable)	$647,036	$(292,122)	$(246,017)
Deferred income taxes	983,526	160,784	949,122
	$1,630,562	$(131,338)	$703,105

The tax effects of temporary differences related to deferred taxes shown on the December 31, 2013 and 2012 balance sheets are:

	December 31, 2013	December 31, 2012
Deferred tax assets:
Allowances for loan losses	$2,886,592	$3,233,920
Writedowns on foreclosed assets held for sale	879,113	897,297
State low income housing tax credits	-	1,645,379
Federal low income housing tax and other credits	-	740,276
Deferred loan fees/costs	64,886	50,481
Unrealized depreciation on available-for-sale securities	1,471,923	-
Other	382,723	241,658
	5,685,237	6,809,011
Deferred tax liabilities:
FHLB stock dividends	(68,953)	(120,632)
Unrealized appreciation on available-for-sale securities	-	(470,326)
Accumulated depreciation	(273,481)	(175,448)
Other	(64,152)	(77,298)
	(406,586)	(843,704)
Deferred tax asset before valuation allowance	5,278,651	5,965,307
Valuation allowance:
Beginning balance	(1,645,379)	(1,708,621)
Decrease from sale of state income tax credits	1,719,978	375,415
Increase for state low income housing tax credits generated	(74,599)	(312,173)
Ending balance	-	(1,645,379)
Net deferred tax asset	$5,278,651	$4,319,928

A reconciliation of income tax expense at the statutory rate to income tax expense at the Company’s effective rate is shown below:

	Years ended December 31,

	2013	2012		2011
Computed at statutory rate	34.0%	34.0%		34.0%
Increase (reduction) in taxes resulting from:
State financial institution tax and credits	(9.0% )	(33.1%	)	(17.8% )
ESOP	-	(3.3%	)	(5.6% )
Cash surrender value of life insurance	(1.9% )	(7.9%	)	(7.1% )
Valuation allowance	-	(3.5%	)	5.1%
Other	0.6%	6.6%		6.9%
Actual effective rate	23.7%	(7.2%	)	15.5%